ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (INCOME) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net revenues	¥ 3,027,573	$ 432,937	¥ 2,077,157	¥ 1,876,989
Sales and marketing expenses	191,990	27,454	193,032	148,798
General and administrative expenses	(288,828)	(41,302)	(316,913)	(320,144)
Other operating income, net	181,415	25,942	276,093	26,520
Interest income	130,237	18,624	104,401	99,813
Foreign exchange (loss) gain	2,156	308	14,577	(452)
Other income, net	184,566	26,393	(2,476)	34
Equity in (deficit) earnings of subsidiaries	(74)	(11)	(13)	(45)
Total net (loss) income before income tax	466,715		(101,246)	(475,310)
Income tax expense	(30,835)	(4,409)	(1,130)	(658)
Net (loss) income	435,880	62,330	(102,376)	(475,968)
Net (loss) income attributable to ordinary shareholders of the Company	435,880	62,330	(102,376)	(475,968)
Comprehensive income, (loss), net of tax of nil:
Foreign currency translation adjustments	(50,446)	(7,214)	18,535	42,048
Comprehensive (loss) income	385,434	55,116	(83,841)	(433,920)
Parent company | Reportable legal entities
Condensed Statement of Income Captions [Line Items]
Net revenues	0	0	0	0
Sales and marketing expenses	(2,319)	(332)	(6,741)	0
General and administrative expenses	(25,856)	(3,697)	(67,475)	(98,099)
Other operating income, net	45,212	6,465	0	0
Interest income	89,496	12,799	50,754	42,402
Foreign exchange (loss) gain	14,950	2,138	(9)	(12)
Other income, net	8,220	1,175	0	0
Equity in (deficit) earnings of subsidiaries	309,545	44,264	(78,905)	(420,259)
Total net (loss) income before income tax	439,248	62,812	(102,376)	(475,968)
Income tax expense	(3,368)	(482)	0	0
Net (loss) income	435,880	62,330	(102,376)	(475,968)
Net (loss) income attributable to ordinary shareholders of the Company	435,880	62,330	(102,376)	(475,968)
Comprehensive income, (loss), net of tax of nil:
Foreign currency translation adjustments	(50,446)	(7,214)	18,535	42,048
Comprehensive (loss) income	¥ 385,434	$ 55,116	¥ (83,841)	¥ (433,920)